Note 27 - Share-Based Payment and Equity Settled Share Option Schemes - Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Operating expenses	$ 2,164	$ 2,015	$ 4,415